LONG-TERM INVESTMENTS, NET - Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LONG TERM INVESTMENT, NET
Cost of investments	¥ 258,737		¥ 145,837		¥ 140,837
Share equity gain (loss)	(31,785)		(62,836)		(24,170)
Impairment of receivables from equity investees	3,495		(3,495)
Investment in an equity investee	223,457	$ 32,398	79,506	$ 79,506	116,667
Cost of investments incurred during the period	213,900		5,000
Share equity gain (loss) incurred during the period	(1,925)		(38,666)
Derecognize of share equity (gain)loss	(71,874)		(3,495)
Yizhuang Venture Investment Fund
LONG TERM INVESTMENT, NET
Cost of investments			101,000		101,000
Share equity gain (loss)			(32,285)		1,683
Investment in an equity investee			68,715		102,683
Share equity gain (loss) incurred during the period	(3,159)		(33,968)
Derecognize of share equity (gain)loss	(71,874)
WiFire Group Inc. ("WiFire Group") [Member]
LONG TERM INVESTMENT, NET
Cost of investments	20,000		20,000		20,000
Share equity gain (loss)	(20,000)		(20,000)		(20,000)
Chengdu Qidi Chengxin Education Limit ("Qidi Chengxin")
LONG TERM INVESTMENT, NET
Cost of investments			3,930		3,930
Share equity gain (loss)			(217)		(274)
Investment in an equity investee			3,713		3,656
Share equity gain (loss) incurred during the period			57
Qidi Chengxin
LONG TERM INVESTMENT, NET
Cost of investments	3,930		3,930
Share equity gain (loss)	(333)		(217)
Investment in an equity investee	3,597	522	3,713
Share equity gain (loss) incurred during the period	116
Jingliang Inter Cloud
LONG TERM INVESTMENT, NET
Cost of investments	6,000		6,000		6,000
Share equity gain (loss)	(5,017)		(5,013)		(2,831)
Investment in an equity investee	983	143	987		3,169
Share equity gain (loss) incurred during the period	4		(2,182)
Jingliang Century Cloud
LONG TERM INVESTMENT, NET
Cost of investments	4,000		4,000		4,000
Investment in an equity investee	4,000	580	4,000		4,000
ZJK Energies [Member]
LONG TERM INVESTMENT, NET
Cost of investments	5,907		5,907		5,907
Share equity gain (loss)	(3,800)		(3,816)		(2,748)
Investment in an equity investee	2,107	305	2,091		¥ 3,159
Share equity gain (loss) incurred during the period	(16)		(1,068)
Beijing Super Internet Technology Research Institute Co., Ltd. ("BJ Chaohulian")
LONG TERM INVESTMENT, NET
Cost of investments	5,000		5,000
Share equity gain (loss)	(1,505)		(1,505)
Impairment of receivables from equity investees	3,495		(3,495)
Dexin Tonglian (Beijing) Culture Technology Co., Ltd [Member]
LONG TERM INVESTMENT, NET
Cost of investments	3,000
Share equity gain (loss)	(333)
Investment in an equity investee	2,667	387
Cost of investments incurred during the period	3,000
Share equity gain (loss) incurred during the period	333
SH Edge Interchange [Member]
LONG TERM INVESTMENT, NET
Cost of investments	900
Share equity gain (loss)	(797)
Investment in an equity investee	103	15
Cost of investments incurred during the period	900
Share equity gain (loss) incurred during the period	797
Changzhou Gaoxin Internet Co., Ltd [Member]
LONG TERM INVESTMENT, NET
Cost of investments	210,000
Investment in an equity investee	210,000	$ 30,446
Cost of investments incurred during the period	¥ 210,000
BJ Chaohulian [Member]
LONG TERM INVESTMENT, NET
Cost of investments			5,000
Share equity gain (loss)			(1,505)
Impairment of receivables from equity investees			(3,495)
Cost of investments incurred during the period			5,000
Share equity gain (loss) incurred during the period			(1,505)
Derecognize of share equity (gain)loss			¥ (3,495)